Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: September 10, 2025

Payment Date	9/15/2025
Collection Period Start	8/1/2025
Collection Period End	8/31/2025
Interest Period Start	8/15/2025
Interest Period End	9/14/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$276,474,235.94	$22,211,888.64	$254,262,347.30	0.535289	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$415,854,235.94	$22,211,888.64	$393,642,347.30

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$455,951,502.49	$431,471,993.55	0.288468
YSOC Amount	$36,706,065.17	$34,438,444.87
Adjusted Pool Balance	$419,245,437.32	$397,033,548.68
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$276,474,235.94	4.87000%	30/360	$1,122,024.61
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$415,854,235.94			$1,703,035.61

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$455,951,502.49	$431,471,993.55
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$419,245,437.32	$397,033,548.68
Number of Receivables Outstanding	35,683	34,879
Weighted Average Contract Rate	3.95%	3.95%
Weighted Average Remaining Term (months)	30.8	29.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,518,390.52
Principal Collections	$24,267,757.84
Liquidation Proceeds	$174,756.24
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$25,960,904.60
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$25,960,904.60

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$379,959.59	$379,959.59	$—	$—	$25,580,945.01
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,580,945.01
Interest - Class A-2 Notes	$—	$—	$—	$—	$25,580,945.01
Interest - Class A-3 Notes	$1,122,024.61	$1,122,024.61	$—	$—	$24,458,920.40
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$24,067,410.40
First Allocation of Principal	$—	$—	$—	$—	$24,067,410.40
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$24,010,119.40
Second Allocation of Principal	$—	$—	$—	$—	$24,010,119.40
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$23,949,551.40
Third Allocation of Principal	$5,260,687.26	$5,260,687.26	$—	$—	$18,688,864.14
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,617,222.14
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,057,222.14
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,057,222.14
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,666,020.76
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,666,020.76
Remaining Funds to Certificates	$1,666,020.76	$1,666,020.76	$—	$—	$—
Total	$25,960,904.60	$25,960,904.60	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$36,706,065.17
Increase/(Decrease)	$(2,267,620.30)
Ending YSOC Amount	$34,438,444.87

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$419,245,437.32	$397,033,548.68
Note Balance	$415,854,235.94	$393,642,347.30
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	17	$211,751.10
Liquidation Proceeds of Defaulted Receivables[2]	0.04%	173	$174,756.24
Monthly Net Losses (Liquidation Proceeds)			$36,994.86
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			(0.06)%
Preceding Collection Period			0.05%
Current Collection Period			0.10%
Four-Month Average Net Loss Ratio			0.08%
Cumulative Net Losses for All Periods			$4,412,133.52
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.41%	102	$1,756,893.83
60-89 Days Delinquent	0.18%	39	$778,582.57
90-119 Days Delinquent	0.08%	18	$337,903.56
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.67%	159	$2,873,379.96

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$39,747.61
Total Repossessed Inventory		6	$95,039.92

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		57	$1,116,486.13
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			0.23%
Preceding Collection Period			0.24%
Current Collection Period			0.26%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.81	0.19%	50	0.14%